Financial Information as per operating segments (Details 6) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from (used in ) Operating activities		$ 429,313,131	$ 262,161,431	$ 190,014,348
Cash flows from (used in ) Investing Activities		(199,002,101)	(173,614,379)	(155,007,390)
Cash flows from (used in ) Financing Activities		(52,963,862)	(53,001,198)	(95,059,905)
Chile operating segment [Member]
Cash flows from (used in ) Operating activities		157,294,023	161,413,504	152,862,350
Cash flows from (used in ) Investing Activities		(98,325,850)	(78,746,298)	(57,119,431)
Cash flows from (used in ) Financing Activities		(78,048,783)	(65,996,567)	(90,636,820)
International Business Operating Segment [Member]
Cash flows from (used in ) Operating activities		228,740,495	58,773,027	13,065,093
Cash flows from (used in ) Investing Activities		(35,475,310)	(32,312,751)	(40,032,866)
Cash flows from (used in ) Financing Activities		(100,573,425)	(8,217,846)	18,820,789
Wines operating segment [Member]
Cash flows from (used in ) Operating activities		14,340,011	16,167,068	32,949,789
Cash flows from (used in ) Investing Activities		(16,749,301)	(10,870,574)	(13,499,538)
Cash flows from (used in ) Financing Activities		3,741,241	(15,171,642)	(18,841,106)
Others [Member]
Cash flows from (used in ) Operating activities	[1]	28,938,602	25,807,832	(8,862,884)
Cash flows from (used in ) Investing Activities	[1],[2]	(48,451,640)	(51,684,756)	(44,355,555)
Cash flows from (used in ) Financing Activities	[1]	$ 121,917,105	$ 36,384,857	$ (4,402,768)

[1]	Others includes Corporate Support Units, due to cash flows are managed by CCU.
[2]	Includes contribution to joint ventures. See Note 8 - Cash and cash equivalents.